Lease - Other supplemental information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Lease
Operating cash flows for operating leases	¥ 56,841		¥ 64,739
ROU assets obtained in exchange for new operating lease liabilities	¥ 6,916	$ 1,060	¥ 138,049